CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net loss	$ (785)	$ (1,447)	$ (3,087)	$ (1,452)
Adjustments for the following non-cash items:
Depreciation	301	319	595	626
Unrealized financial instruments (gain) loss	(2)	7	83	9
Share of (earnings) losses from equity-accounted investments	(2)	(1)	4	1
Deferred income tax recovery	(5)	(13)	(37)	(42)
Other non-cash items	14	6	33	57
Remeasurement of interests held in BRHC by the partnership	407	652	1,509	529
Remeasurement of BEPC exchangeable and class A.2 shares	297	624	1,230	524
Dividends received from equity-accounted investments	0	1	3	1
Cash flows from (used in) operations before changes in related parties and working capital balances	225	148	333	253
Changes in due to or from related parties	12	43	48	30
Net change in working capital balances	9	(52)	(78)	(34)
Cash flows from (used in) operating activities	246	139	303	249
Financing activities
Proceeds from non-recourse borrowings	1,501	700	2,138	1,363
Repayment of non-recourse borrowings	(1,271)	(683)	(1,568)	(1,335)
Capital contributions from non-controlling interests	306	56	611	157
Exchangeable share issuance	122	0	237	0
Distributions paid:
To participating non-controlling interests	(124)	(303)	(408)	(452)
To the partnership	0	(5)	0	(5)
Related party borrowings, net	(362)	56	(661)	197
Net cash flows from (used in) financing activities	172	(179)	349	(75)
Investing activities
Investment in property, plant and equipment	(277)	(302)	(472)	(550)
Investment in equity-accounted investments	(45)	(21)	(60)	(41)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	58	0	58	0
Proceeds from financial assets	0	314	0	314
Restricted cash and other	(42)	(27)	(83)	(11)
Cash flows from (used in) investing activities	(306)	(36)	(557)	(288)
Increase (decrease)	112	(76)	95	(114)
Foreign exchange gain on cash	3	19	11	46
Net change in cash classified within assets held for sale	(10)	(1)	(32)	0
Balance, beginning of period	651	614	682	624
Balance, end of period	756	556	756	556
Supplemental cash flow information:
Interest paid	378	487	710	731
Interest received	37	34	54	44
Income taxes paid	$ 50	$ 28	$ 69	$ 43